                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment  [ ]; Amendment Number: ____
     This Amendment (Check only one.):       [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Menno Insurance Service d/b/a MMA Capital Management
Address:            1110 North Main Street
                    Goshen
                    Indiana  46528

13F File Number:    28-6988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Larry D. Miller
Title:              President
Phone:              574/533-9511

Signature, Place, and Date of Signing:

   /s/ Larry D. Miller            Goshen, IN                  Nov. 6, 2007
 -----------------------     ---------------------      ----------------------
        [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                -0-
                                                      ---------------

Form 13F Information Table Entry Total:               $ 57,980,266.00
                                                      ---------------

Form 13F Information Table Value Total:               $ 74,867,576.00
                                                      ---------------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.           13F File Number           Name

        ________       28 - _________            ______________________

        [Repeat as necessary.]

ISSUER                          TITLE OF CLASS  CUSIP      FAIR MARKET VALUE    SHARES   INVESTMENT DISCRETION   VOTING   AUTHORITY
AT&T Inc                        Common          00206R102          3908979        92389           Sole            Sole       92389
Abbott Laboratories             Common          002824100           894918        16690           Sole            Sole       16690
Air Products & Chemicals Inc    Common          009158106           264930         2710           Sole            Sole        2710
Allstate Corp                   Common          020002101           546736         9560           Sole            Sole        9560
Alltel Corp                     Common          020039103           360942         5180           Sole            Sole        5180
American International Group    Common          026874107          2336090        34532           Sole            Sole       34532
Ameriprise Financial Inc        Common          03076C106           218739         3466           Sole            Sole        3466
Anadarko Petroleum Corp         Common          032511107           348838         6490           Sole            Sole        6490
Aon Corp                        Common          037389103           201197         4490           Sole            Sole        4490
Apache Corp                     Common          037411105           444536         4936           Sole            Sole        4936
Archstone Smith Trust           Common          039583109           218308         3630           Sole            Sole        3630
BB&T Corp                       Common          054937107           306156         7580           Sole            Sole        7580
Bank of America Corp            Common          060505104          3024394        60163           Sole            Sole       60163
Bank of New York Mellon Corp    Common          064058100           784103        17764           Sole            Sole       17764
Bear Stearns Co                 Common          073902108           249673         2033           Sole            Sole        2033
Biogen Idec Inc                 Common          09062X103           211792         3193           Sole            Sole        3193
Boston Scientific Corp          Common          101137107           294931        21142           Sole            Sole       21142
Bristol-Myers Squibb Co         Common          110122108           900337        31240           Sole            Sole       31240
CBS Corporation                 Common          124857202           339570        10780           Sole            Sole       10780
Capital One Financial Corp      Common          14040H105           440829         6636           Sole            Sole        6636
Carnival Corporation            Common          143658300           362741         7490           Sole            Sole        7490
Chubb Corp                      Common          171232101           349196         6510           Sole            Sole        6510
Citigroup Inc                   Common          172967101          3084094        66083           Sole            Sole       66083
Clear Channel Communications    Common          184502102           265075         7080           Sole            Sole        7080
Coca Cola Company               Common          191216100          1537897        26760           Sole            Sole       26760
ConocoPhillips                  Common          20825C104          1948494        22200           Sole            Sole       22200
Deere & Co                      Common          244199105           235097         1584           Sole            Sole        1584
Devon Energy Corp               Common          25179M103           544045         6539           Sole            Sole        6539
Domtar Corp                     Common          257559104            89413        10904           Sole            Sole       10904
El Paso Corp                    Common          28336L109           186500        10990           Sole            Sole       10990
Emerson Electric Co             Common          291011104           453434         8520           Sole            Sole        8520
FPL Group Inc                   Common          302571104           372586         6120           Sole            Sole        6120
Federal Home Loan Mortgage      Common          313400301           615887        10437           Sole            Sole       10437
Federal National Mortgage Assn  Common          313586109           946933        15572           Sole            Sole       15572
Fifth Third Bancorp             Common          316773100           264264         7800           Sole            Sole        7800
Ford Motor Co                   Common          345370860           218142        25694           Sole            Sole       25694
General Mills Inc               Common          370334104           240335         4143           Sole            Sole        4143
Genworth Financial Inc.         Common          37247D106           209886         6830           Sole            Sole        6830
Goldman Sachs Group Inc         Common          38141G104           439549         2028           Sole            Sole        2028
Hartford Financial Svcs Group   Common          416515104           472005         5100           Sole            Sole        5100
Heinz, H.J. & Co                Common          423074103           238854         5170           Sole            Sole        5170

ISSUER                          TITLE OF CLASS  CUSIP      FAIR MARKET VALUE    SHARES   INVESTMENT DISCRETION   VOTING   AUTHORITY
Hess                            Common          42809H107           308034         4630           Sole            Sole        4630
Hewlett Packard Co              Common          428236103           747348        15010           Sole            Sole       15010
Host Marriott Corp              Common          44107P104           210308         9372           Sole            Sole        9372
IBM Corp                        Common          459200101           962662         8172           Sole            Sole        8172
International Paper Co          Common          460146103           249296         6950           Sole            Sole        6950
JPMorgan Chase & Co             Common          46625H100          2471302        53935           Sole            Sole       53935
Kimberly-Clark Corp             Common          494368103           541775         7711           Sole            Sole        7711
Kraft Foods Inc                 Common          50075N104           788588        22851           Sole            Sole       22851
Kroger Co                       Common          501044101           215611         7560           Sole            Sole        7560
LSI Logic Corp                  Common          502161102           115440        15558           Sole            Sole       15558
Lehman Brothers Holdings        Common          524908100           427789         6930           Sole            Sole        6930
Eli Lilly & Co                  Common          532457108           854519        15010           Sole            Sole       15010
Lincoln National Corp           Common          534187109           287959         4365           Sole            Sole        4365
Marsh & Mclennan Companies      Common          571748102           211905         8310           Sole            Sole        8310
McDonalds Corp                  Common          580135101           694601        12752           Sole            Sole       12752
Merck & Co Inc                  Common          589331107          1646792        31859           Sole            Sole       31859
Merrill Lynch Co                Common          590188108           932984        13089           Sole            Sole       13089
MetLife Inc                     Common          59156R108           842478        12082           Sole            Sole       12082
Morgan Stanley Dean Witter      Common          617446448           952938        15126           Sole            Sole       15126
Norfolk Southern Corp           Common          655844108           235152         4530           Sole            Sole        4530
PNC Financial Services Group    Common          693475105           388851         5710           Sole            Sole        5710
Pitney Bowes Inc                Common          724479100           267524         5890           Sole            Sole        5890
Prudential Financial Inc        Common          744320102           491803         5040           Sole            Sole        5040
Regions Financial Corp          Common          7591EP100           323838        10985           Sole            Sole       10985
Sara Lee Corp                   Common          803111103           173743        10410           Sole            Sole       10410
Sempra Energy                   Common          816851109           227830         3920           Sole            Sole        3920
Simon Property Group Inc        Common          828806109           251000         2510           Sole            Sole        2510
Spectra Energy Corp             Common          847560109           243209         9935           Sole            Sole        9935
Sprint Nextel Corp              Common          852061100           815841        42939           Sole            Sole       42939
Suntrust Banks                  Common          867914103           401051         5300           Sole            Sole        5300
Tellabs, Inc                    Common          879664100           158765        16677           Sole            Sole       16677
Time Warner Inc                 Common          887317105           427127        23264           Sole            Sole       23264
Travelers Cos Inc/The           Common          89417E109           548203        10890           Sole            Sole       10890
U.S. Bancorp                    Common          902973304           903098        27762           Sole            Sole       27762
Valero Energy Corp              Common          91913Y100           587422         8744           Sole            Sole        8744
Verizon Communications Inc      Common          92343V104          2019301        45603           Sole            Sole       45603
Wachovia Corp                   Common          929903102          1307210        26066           Sole            Sole       26066
Washington Mutual Inc           Common          939322103           416940        11808           Sole            Sole       11808
Wells Fargo & Company           Common          949746101          1682582        47237           Sole            Sole       47237
Weyerhaeuser Co                 Common          962166104           254496         3520           Sole            Sole        3520
Wyeth                           Common          983024100           641074        14390           Sole            Sole       14390

ISSUER                          TITLE OF CLASS  CUSIP      FAIR MARKET VALUE    SHARES   INVESTMENT DISCRETION   VOTING   AUTHORITY
Xerox Corp                      Common          984121103           232876        13430           Sole            Sole       13430
Ace Ltd                         Common          G0070K103           320415         5290           Sole            Sole        5290
Bunge Limited                   Common          G16962105           206304         1920           Sole            Sole        1920
Covidien Ltd                    Common          G2552X108           295272         7115           Sole            Sole        7115
Ingersoll Rand Co               Common          G4776G101           257643         4730           Sole            Sole        4730
Seagate Technology              Common          G7945J104           215384         8420           Sole            Sole        8420
Tyco International              Common          G9143X208           360706         8135           Sole            Sole        8135
Tyco Electronics                Common          G9144P105           252084         7115           Sole            Sole        7115
XL Capital Ltd                  Common          G98255105           240768         3040           Sole            Sole        3040
Aggregate Total                                                   74867576    1744779.2

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FMV OF ALL LISTED SECURITIES

SumOfFair Market Value

         57,980,266

                                     Page 4